5. EXPLORATION AND EVALUATION ASSETS (Details)	Sep. 30, 2019 CAD ($)
Others - East Walker
Accumulated expense on advancing property	$ 24,213
Canada, Haldane
Accumulated expense on advancing property	1,433,291
Canada, KRL
Accumulated expense on advancing property	139,847
Canada, Others
Accumulated expense on advancing property	1,198,998
Peru, Yanac
Accumulated expense on advancing property	$ 425,012